UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

       This Amendment (Check only one):  | | is a restatement
                                         | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Swiss Re Financial Products Corporation
Address:          Park Avenue Plaza
                  55 East 52nd Street
                  New York, NY  10055


Form 13F File Number:    028-11927
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matt Hansen
Title:            Managing Director
Phone:            212-317-5346

Signature, Place and Date of Signing:


      /s/ Matt Hansen                  New York, New York        August 14, 2008
-----------------------------          ------------------        ---------------
         [Signature]                     [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               -------------------------------

Form 13F Information Table Entry Total:                     98
                                               -------------------------------

Form 13F Information Table Value Total:                 $1,555,559
                                               -------------------------------
                                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                               SWISS RE FINANCIAL PRODUCTS CORPORATION
                                                              FORM 13F
                                                     Quarter Ended June 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                               CLASS                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                               -----                      ------      -------   ---  ----  ----------   -----       ----------------
NAME OF ISSUER                 TITLE            CUSIP    X$1,000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE SHARED NONE
--------------                 -----            -----    --------     -------   ---  ----  ----------  --------     ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                    NOTE 0.750%12/2  00651FAG3  14,663   15,000,000  PRN        Defined                              NONE
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1  00763MAG3   4,650    5,000,000  PRN        Defined                              NONE
AFFYMETRIX INC                 NOTE 0.750%12/1  00826TAF5  19,550   20,000,000  PRN        Defined                              NONE
ALPHA NATURAL RESOURCES INC    COM              02076X102   7,165       68,700  SH         Defined                68,700
AMDOCS LTD                     ORD              G02602103  27,508      935,000  SH         Defined               935,000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   3,544      260,000  SH         Defined               260,000
AMGEN INC                      NOTE 0.125% 2/0  031162AN0  77,168   85,000,000  PRN        Defined                              NONE
AMGEN INC                      COM              031162100   1,414       29,983  SH         Defined                29,983
ASBURY AUTOMOTIVE GROUP INC    COM              043436104   2,866      223,000  SH         Defined               223,000
AT&T INC                       COM              00206R102  13,476      400,000  SH         Defined               400,000
BOEING CO                      COM              097023105   1,972       30,000  SH         Defined                30,000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1  10112RAG9 158,007  144,523,000  PRN        Defined                              NONE
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   5,058      223,814  SH         Defined               223,814
CADIZ INC                      COM NEW          127537207   8,712      540,449  SH         Defined               540,449
CALIFORNIA COASTAL CMNTYS IN   COM NEW          129915203     289       75,772  SH         Defined                75,772
CIENA CORP                     COM NEW          171779309   6,372      275,000  SH         Defined               275,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109   3,254      182,503  SH         Defined               182,503
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1  210795PJ3   2,478    3,200,000  PRN        Defined                              NONE
COPART INC                     COM              217204106     428       10,000  SH         Defined                10,000
CORNING INC                    COM              219350105   6,685      290,000  SH         Defined               290,000
CSG SYS INTL INC               COM              126349109   2,369      215,000  SH         Defined               215,000
CYMER INC                      NOTE 3.500% 2/1  232572AE7  14,691   14,750,000  PRN        Defined                              NONE
DEERE & CO                     COM              244199105   6,145       85,200  SH         Defined                85,200
DISCOVERY HOLDING CO           CL A COM         25468Y107   1,757       80,000  SH         Defined                80,000
DISH NETWORK CORP              CL A             25470M109   1,464       50,000  SH         Defined                50,000
EATON CORP                     COM              278058102   3,399       40,000  SH         Defined                40,000
EL PASO CORP                   COM              28336L109  19,349      890,000  SH         Defined               890,000
ENER1 INC                      COM NEW          29267A203   1,637      220,676  SH         Defined               220,676
ENERGY CONVERSION DEVICES IN   COM              292659109     353        4,800  SH         Defined                 4,800
ENPRO INDS INC                 COM              29355X107   1,494       40,000  SH         Defined                40,000
ENTERGY CORP NEW               COM              29364G103   4,398       36,500  SH         Defined                36,500
ESSEX PORTFOLIO L P            NOTE 3.625%11/0  29717PAB3  78,592   68,591,000  PRN        Defined                              NONE
EVERGREEN SOLAR INC            COM              30033R108   1,280      132,080  SH         Defined               132,080
EXELON CORP                    COM              30161N101  10,930      121,500  SH         Defined               121,500
FEDERAL MOGUL CORP             CL A             313549404  17,670    1,095,500  SH         Defined             1,095,500
FIRSTENERGY CORP               COM              337932107  19,479      236,600  SH         Defined               236,600
FORD MTR CO DEL                COM PAR $0.01    345370860     469       97,579  SH         Defined                97,579
FOREST OIL CORP                COM PAR $0.01    346091705     983       13,200  SH         Defined                13,200
FOSTER L B CO                  COM              350060109     800       24,101  SH         Defined                24,101
FPL GROUP INC                  COM              302571104   1,967       30,000  SH         Defined                30,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   4,102       35,000  SH         Defined                35,000
GASTAR EXPL LTD                COM              367299104  13,952    5,450,000  SH         Defined             5,450,000
GENERAL MTRS CORP              DEB SR CONV B    370442733   4,138      300,000  PRN        Defined                              NONE
GILEAD SCIENCES INC            COM              375558103  14,963      282,596  SH         Defined               282,596
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750%12/1  390064AK9   6,862    7,500,000  PRN        Defined                              NONE
GREAT ATLANTIC & PAC TEA INC   COM              390064103   2,083       91,265  SH         Defined                91,265
HEWLETT PACKARD CO             COM              428236103  22,879      517,500  SH         Defined               517,500
HORIZON LINES INC              COM              44044K101     448       45,000  SH         Defined                45,000
HQ SUSTAINABLE MARITIM IND I   COM NEW          40426A208   4,268      322,080  SH         Defined               322,080
ICONIX BRAND GROUP INC         COM              451055107   5,436      450,000  SH         Defined               450,000
IMCLONE SYS INC                NOTE 1.375% 5/1  45245WAF6  33,819   35,000,000  PRN        Defined                              NONE
IMPERIAL SUGAR CO NEW          COM NEW          453096208     298       19,200  SH         Defined                19,200
ISHARES TR                     MSCI EAFE IDX    464287465   6,554       95,400  SH         Defined                95,400
JAKKS PAC INC                  COM              47012E106   5,307      242,900  SH         Defined               242,900
JETBLUE AIRWAYS CORP           DBCV 5.500%10/1  477143AE1   5,235    5,000,000  PRN        Defined                              NONE
JETBLUE AIRWAYS CORP           COM              477143101   1,988      532,929  SH         Defined               532,929
JOS A BANK CLOTHIERS INC       COM              480838101   2,140       80,000  SH         Defined                80,000
KRAFT FOODS INC                CL A             50075N104  10,680      375,400  SH         Defined               375,400
KULICKE & SOFFA INDS INC       NOTE 0.500%11/3  501242AL5   5,187    5,320,000  PRN        Defined                              NONE
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   2,502       66,058  SH         Defined                66,058
MACYS INC                      COM              55616P104     762       39,227  SH         Defined                39,227
MADDEN STEVEN LTD              COM              556269108   5,043      274,400  SH         Defined               274,400
MAGNA INTL INC                 CL A             559222401   2,801       47,285  SH         Defined                47,285
MARINER ENERGY INC             COM              56845T305     284        7,680  SH         Defined                 7,680
MASTERCARD INC                 CL A             57636Q104  12,772       48,100  SH         Defined                48,100
METLIFE INC                    COM              59156R108  12,533      237,500  SH         Defined               237,500
MONSANTO CO NEW                COM              61166W101   4,678       37,000  SH         Defined                37,000
MYLAN INC                      COM              628530107   2,414      200,000  SH         Defined               200,000
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1  67,677   55,000,000  PRN        Defined                              NONE
NABORS INDUSTRIES LTD          SHS              G6359F103  41,699      847,017  SH         Defined               847,017
NATIONAL COAL CORP             COM NEW          632381208     249       28,090  SH         Defined                28,090
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   3,649      122,950  SH         Defined               122,950
PATRIOT COAL CORP              COM              70336T104  15,406      100,500  SH         Defined               100,500
PEABODY ENERGY CORP            COM              704549104   2,377       27,000  SH         Defined                27,000
PHILLIPS VAN HEUSEN CORP       COM              718592108   2,747       75,000  SH         Defined                75,000
PILGRIMS PRIDE CORP            COM              721467108     974       75,000  SH         Defined                75,000
POWERWAVE TECHNOLOGIES INC     COM              739363109   4,444    1,045,584  SH         Defined             1,045,584
PRUDENTIAL FINL INC            FRNT 12/1        744320AG7 126,424  129,500,000  PRN        Defined                              NONE
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1 251,905  263,430,000  PRN        Defined                              NONE
PRUDENTIAL FINL INC            COM              744320102  14,369      240,531  SH         Defined               240,531
QWEST COMMUNICATIONS INTL IN   COM              749121109   1,791      455,800  SH         Defined               455,800
SKECHERS U S A INC             CL A             830566105   6,290      318,300  SH         Defined               318,300
SMURFIT-STONE CONTAINER CORP   COM              832727101   1,363      334,800  SH         Defined               334,800
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0  11,449   10,000,000  PRN        Defined                              NONE
SYMANTEC CORP                  COM              871503108   8,251      426,400  SH         Defined               426,400
TECH DATA CORP                 DBCV 2.750%12/1  878237AE6   9,242   10,000,000  PRN        Defined                              NONE
TELLABS INC                    COM              879664100   3,720      800,000  SH         Defined               800,000
TRANSOCEAN INC NEW             SHS              G90073100   4,572       30,000  SH         Defined                30,000
UNION PAC CORP                 COM              907818108   1,827       24,200  SH         Defined                24,200
UNITED STATES STL CORP NEW     COM              912909108   5,081       27,500  SH         Defined                27,500
USEC INC                       NOTE 3.000%10/0  90333EAC2  31,477   42,000,000  PRN        Defined                              NONE
V F CORP                       COM              918204108   3,559       50,000  SH         Defined                50,000
VECTOR GROUP LTD               COM              92240M108   1,279       79,319  SH         Defined                79,319
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4   6,442    5,000,000  PRN        Defined                              NONE
VIRGIN MEDIA INC               COM              92769L101   3,198      235,000  SH         Defined               235,000
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1 164,176  144,725,000  PRN        Defined                              NONE
WALTER INDS INC                COM              93317Q105   4,405       40,500  SH         Defined                40,500
WET SEAL INC                   CL A             961840105   6,904    1,447,300  SH         Defined             1,447,300
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